Borrowings and Debentures - Changes in the Convertible Bonds Liability Component (Detail) - 12 months ended Dec. 31, 2023 - Financial liabilities measured at amortized cost [Member] - SAPEON Inc. [member]
$ in Thousands, ₩ in Millions
	KRW (₩)	USD ($)
Disclosure in tabular form of changes in the convertible bonds liability component [line items]
Beginning balance	₩ 0
Issuance of convertible bonds	54,284	$ 41,932
Amortization based on effective interest rate	4,951	4,007
Ending balance	₩ 59,235	$ 45,939